Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Marketable securities	$ 60,850	$ 86,029
Book Value
Financial Instruments
Cash and cash equivalents	453,384	271,809
Marketable securities	60,850	86,029
Fair Value
Financial Instruments
Cash and cash equivalents	453,384	271,809
Marketable securities	60,850	86,029
Secured long-term debt, including current portion | Book Value
Financial Instruments
Long-term debt	481,780	147,750
Secured long-term debt, including current portion | Fair Value
Financial Instruments
Long-term debt	481,780	147,750
Unsecured long-term debt | Book Value
Financial Instruments
Long-term debt	262,766	262,766
Unsecured long-term debt | Fair Value
Financial Instruments
Long-term debt	$ 259,834	$ 241,969